Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances		$ 43,990		$ 31,905
Cash equivalents (see Note 3.5)		63,634		33,657
Cash and cash equivalents	$ 5,410	$ 107,624	$ 3,296	$ 65,562	$ 62,047	$ 96,944